Commitments and Contingencies (Details) - Schedule of Contractual Obligation - Operating Lease Commitments for Lease Expense Under Lease Agreements [Member] ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies (Details) - Schedule of Contractual Obligation [Line Items]
Total	¥ 897
2024	897
2025